Investment in affiliates (Details) - CNY (¥)	Dec. 31, 2022	Jan. 31, 2021
Investments
Investment in affiliates	¥ 29,886,783
Jiakun
Investments
Investment in affiliates	¥ 29,886,783
Equity method investment, ownership percentage (in percentage)	100.00%	44.00%